Related Party Transactions - Additional Information (Details) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2021	Apr. 17, 2021	Jan. 11, 2021	Oct. 27, 2020	Oct. 23, 2020	Oct. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 12, 2023	Jan. 12, 2023	Aug. 06, 2021	Dec. 31, 2020
Related Party Transaction Line Items
Share holding period upon closing of business combination									1 year		1 year
Common stock price per share							$ 12		$ 12		$ 12
Number of trading days									30 days		30 days
Number of consecutive trading days									20 days		20 days
Minimum share holding period upon closing of business combination									150 days		150 days
Units profit interest percentage		0.50%
Related party transaction, description		The cash payment will be due and payable upon the closing of the Merger.
Related party transaction, vesting description									The units vested as to one-fourth on April 16, 2022, and have vested and will continue to vest 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates, provided, however, that any unvested units shall fully vest upon the consummation of a merger with a special purpose acquisition company, qualified initial public offering, or other change of control transaction.		The units vested as to one-fourth on April 16, 2022 and have vested and will continue to vest 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates, provided, however, that any unvested units shall fully vest upon the consummation of a merger with a special purpose acquisition company, qualified initial public offering, or other change of control transaction.
Related party transaction for deferred administrative service fees and operating costs									$ 199,000		$ 139,000	$ 19,000
Repayments to sponsor												150,000
Exercise price per warrant											$ 1
Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Related party transaction, total cost incurred under agreement							$ 30,000	$ 60,000	$ 30,000	$ 60,000	$ 120,000	120,000
Promissory Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Aggregate principal amount					$ 150,000
Debt instrument, payment terms											The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Promissory Note).
Debt instrument, maturity date					Jun. 30, 2021
Repayments to sponsor	$ 150,000
New Promissory Note
Related Party Transaction Line Items
Working capital loans outstanding											$ 300,000	150,000
New Promissory Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Promissory note - related party											300,000	150,000
Aggregate principal amount															$ 300,000
Exercise price per warrant															$ 1
Sponsor Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Aggregate principal amount					$ 150,000
Debt instrument, payment terms									The Sponsor Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, (ii) the consummation of the IPO, (iii) the abandonment of the IPO and (iv) an Event of Default (as defined in the Sponsor Note).
Debt instrument, maturity date					Jun. 30, 2021
Repayments to sponsor	$ 150,000
Working Capital Note
Related Party Transaction Line Items
Exercise price per warrant							$ 1		$ 1
Working capital loans outstanding											300,000
Working Capital Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Aggregate principal amount															$ 300,000
Exercise price per warrant															$ 1
Due to related party company borrowed under working capital note							$ 502,683		$ 502,683		300,000
Maximum
Related Party Transaction Line Items
Warrants issuable on notes conversion upon completion of business combination											2,000,000
Maximum | Promissory Note
Related Party Transaction Line Items
Aggregate principal amount														$ 1,800,000
Maximum | Promissory Note | Subsequent Event
Related Party Transaction Line Items
Aggregate principal amount														$ 900,000
Maximum | Amended and Restated Promissory Note | Subsequent Event | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Promissory note - related party													$ 1,000,000
Maximum | Working Capital Note
Related Party Transaction Line Items
Warrants issuable on notes conversion upon completion of business combination							2,000,000		2,000,000
Maximum | Working Capital Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Aggregate principal amount													1,000,000
Minimum | Amended and Restated Promissory Note | Subsequent Event | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Promissory note - related party													$ 300,000
Related Party
Related Party Transaction Line Items
Payable to related parties		$ 400,000
Related Party | Promissory Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Promissory note - related party																$ 150,000
Related Party | Sponsor Note | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Promissory note - related party							$ 0		$ 0		$ 0	$ 0				$ 150,000
Related Party | Maximum | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Related party transaction, administrative service fee per month			$ 10,000
Founder Shares
Related Party Transaction Line Items
Issuance of common stock, shares			6,900,000
Common stock dividend, shares			1,150,000
Ownership percentage of initial stockholders			20.00%
Common stock, shares not subject to forfeiture			900,000
Founder Shares | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Issuance of common stock, shares						5,750,000
Founder Shares | Director
Related Party Transaction Line Items
Issuance of common stock, shares				10,000
Founder Shares | Industry Advisors
Related Party Transaction Line Items
Issuance of common stock, shares				7,500
Founder Shares | Maximum | Advisor
Related Party Transaction Line Items
Common stock, shares subject to forfeiture			900,000
Founder Shares | Related Party | Adit Ed Tech Sponsor Limited Liability Company
Related Party Transaction Line Items
Related party offering costs						$ 25,000